Transactions with related parties - Additional Information (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	R$ 2,348,000	R$ 2,642,000	R$ 3,207,000
Allowance for expected credit losses on related parties	0
Associate (transaction services)
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	2,348,000	2,642,000	R$ 3,207,000
Officers and Directors | Associate (transaction services)
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	R$ 58,000	R$ 108,000